Combined Prospectus - Combined Prospectus: 1	Feb. 10, 2026 USD ($)
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Maximum Aggregate Offering Price of Securities Previously Registered	$ 13,800,000.00
Form Type	F-1
File Number	333-287759
Initial Effective Date	Sep. 30, 2025
Combined Prospectus Note	No registration fee is payable in connection with the 2,300,000 ordinary shares, previously registered under a registration statement on Form F-1 (File No. 333-287759) (the “Prior Registration Statement”) which was filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 4, 2025, subsequently declared effective by the SEC on September 30, 2025, and amended by a post-effective amendment No. 1 filed on November 12, 2025 that has not yet been declared effective.

Such 2,300,000 ordinary shares are being transferred from the Prior Registration Statements pursuant to Rule 429 under the Securities Act.

A registration fee is only payable in connection with the 2,012,500 ordinary shares that were not previously registered under the Prior Registration Statement, with a proposed maximum aggregate offering price of $12,075,000.

See “Explanatory Note” in this registration statement.